Fair values of financial instruments carried at fair value - Global Banking and Markets fair value adjustments (commentary) (Details) $ in Millions	12 Months Ended
Dec. 31, 2017 USD ($)
Fair Value Measurement [Abstract]
Increase (decrease) in fair value adjustments	$ 118